Accounting policies - Key differences in moving from IAS 39 to IFRS9 on impairment loss (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Key differences in moving from IAS 39 to IFRS 9 on impairment loss
31 December 2017 - IAS 39 impairment provision		£ 141	£ 116	£ 3,832
Removal of IAS 39 latent provision	£ (390)
IFRS 9 12 month expected credit loss (ECL) on Stage 1 and 2	513
Increase in Stage 2 ECL to lifetime (discounted)	356
Stage 3 loss estimation (EAD, LGD)	73
Impact of multiple economic scenarios	64
1 January 2018 - IFRS 9 ECL	£ 4,448
AFS and LAR debt securities
Key differences in moving from IAS 39 to IFRS 9 on impairment loss
Impairment loss on financial assets				28
Loans and advances
Key differences in moving from IAS 39 to IFRS 9 on impairment loss
Impairment loss on financial assets				3,814
Impairment loss on financial assets at fair value				£ 10